STATEMENTS OF INCOME - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue, net of sales discounts	$ 94,826,702		$ 108,436,860		$ 477,045,949	$ 432,891,510	$ 327,254,305
Cost of sales	78,048,929		81,164,960		358,238,703	332,274,788	260,115,893
Gross Profit	16,777,773		27,271,900		118,807,246	100,616,722	67,138,412
Selling, general and administrative expense	16,687,401		10,425,050		49,685,730	38,461,370	29,891,622
Net income from operations	90,372		16,846,850		69,121,516	62,155,352	37,246,790
Other income, net	202,715		171,078		230,692	257,659	1,729,584
Equity in net earnings from investment in joint venture	245,808				137,086
Net Income	$ (204,504,328)		$ 17,017,928		$ 69,489,294	$ 62,413,011	$ 38,976,374
Basic and diluted net income per common stock:
Basic	$ (5.44)		$ 0.46		$ 694.89	$ 624.13	$ 389.76
Diluted	$ (5.44)		$ 0.46		$ 674.92	$ 624.13	$ 389.76
Basic and diluted weighted-average number of shares
Basic	37,575,074	[1]	37,347,350	[1]	100,000	100,000	100,000
Diluted	37,575,074	[1]	37,347,350	[1]	102,960	100,000	100,000

[1]	Retroactively restated for the three months ending March 31, 2022 for the Reverse Recapitalization as a result of the Business Combination as described in Notes 1 and 2.